UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF INCOME	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 JPY (¥) ¥ / shares shares		Jun. 30, 2024 JPY (¥) ¥ / shares shares
Income Statement [Abstract]
Total operating revenues	$ 38,071,796		¥ 5,488,810,821		¥ 4,773,202,759
Cost of revenue	(28,075,788)		(4,047,686,339)		(3,532,146,670)
GROSS PROFIT	9,996,008		1,441,124,482		1,241,056,089
Selling, general, and administrative expenses	(9,524,833)		(1,373,195,238)		(1,208,412,234)
INCOME FROM OPERATIONS	471,175		67,929,244		32,643,855
OTHER INCOME (EXPENSE)
Interest income	9,011		1,299,080		26,102
Interest expense	(65,055)		(9,378,973)		(9,169,968)
Grant income	65,198		9,399,558		12,913,919
Unrealized (loss) gain on short-term investment	(1,554)		(224,000)		245,000
Loss on disposal of long-lived assets	(1,172)		(168,973)
Loss on disposal of a subsidiary					(753,900)
Other income (expense), net	(140,824)		(20,302,598)		16,198,568
Total other income, net	(134,396)		(19,375,906)		19,459,721
INCOME BEFORE INCOME TAX PROVISION	336,779		48,553,338		52,103,576
PROVISION FOR INCOME TAXES
Current	(19,340)		(2,788,235)		(3,922,389)
Deferred	55,081		7,941,095		(5,405,355)
Total provision for income taxes	35,741		5,152,860		(9,327,744)
NET INCOME	$ 372,520		¥ 53,706,198		¥ 42,775,832
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic	24,910,619	[1]	24,910,619	[1]	24,910,660
Diluted	24,913,619	[1]	24,913,619	[1]	28,115,922
EARNINGS PER SHARE
Basic | (per share)	$ 0.01	[1]	¥ 2.16		¥ 1.72
Diluted | (per share)	$ 0.01	[1]	¥ 2.16		¥ 1.52

[1]	Fair value disclosure shows financial instruments which are not measured at fair value in the consolidated balance sheets, but for which the fair value is estimated for disclosure purposes.